SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION [Abstract]
Weighted-Average Fair Value and Assumptions Used to Measure Performance Share Units
The weighted-average fair value and the assumptions used to measure the fair value of performance share units subject to performance-adjusted vesting conditions in the Monte Carlo simulation model were as follows:

	Year Ended December 31,
	2020	2019	2018
Weighted-average fair value(a)	€8.8	€25.94	€35.65
Expected volatility(b)	38.3%	34.0%	34.0%
Risk-free interest rate(c)	0.4%	2.4%	2.4%
Expected-performance period in years(d)	3.0	3.0	3.0

(a)	The weighted-average fair value based on performance share units granted during the period.
(b)	Expected volatility based on normalized historical volatility of TechnipFMC plc’s shares over a preceding period commensurate with the expected term of the option.
(c)	The risk-free rate for the expected term of the performance share units is based on the U.S. Treasury yield curve in effect at the time of grant.
(d)
For awards subject to service-based vesting, due to the lack of historical exercise and post-vesting termination patterns of the post-Merger employee base, the expected term was estimated using a simplified method for all awards granted in 2018, 2019 and 2020.

Weighted-Average Fair Value and Assumptions used to Measure Fair Value
The weighted-average fair value and the assumptions used to measure fair value are as follows:

	Year Ended December 31,
	2020	2019	2018
Weighted-average fair value(a)	€-	€5.04	€7.70
Expected volatility(b)	-	32.5%	32.5%
Risk-free interest rate(c)	-	2.5%	2.7%
Expected dividend yield(d)	-	2.6%	2.0%
Expected term in years(e)	-	6.5	6.5

(a)	The weighted-average fair value was based on stock options granted during the period.
(b)	Expected volatility is based on normalized historical volatility of our shares over a preceding period commensurate with the expected term of the option.
(c)	The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
(d)	Share options awarded in 2019 and 2018 were valued using an expected dividend yield of 2.6% and 2.0%, respectively.
(e)
For awards subject to service-based vesting, due to the lack of historical exercise and post-vesting termination patterns of the post-Merger employee base, the expected term was estimated using a simplified method for all awards granted in 2020, 2019 and 2018.

Share-Based Compensation Expense
The share-based compensation expense arising from all awards granted under the Plan is recognized as personnel costs under “Wages, salaries and other pension costs” in Note 6.

	Year Ended December 31,
(In millions)	2020	2019	2018
Share-based compensation expense	€25.0	€26.8	€23.0